Basis of Presentation and Summary of Significant Accounting Policies Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2012
Accounts and Notes Receivable, Net	$ 15.1
Advertising expense	401.6	$ 473.9	$ 447.0
Prepaid advertising	10.6	16.1
Interest income	8.3	11.3	13.7
Loans receivable, net	25.7	28.4
Allowance for obsolete finished goods or packing materials	$ 3.4	3.0
Returnable bottles
Useful economic lives, minimum (in years)	4 years
Crates
Useful economic lives, minimum (in years)	7 years
Returnable kegs
Useful economic lives, minimum (in years)	15 years
Returnable pallets
Useful economic lives, minimum (in years)	2 years
Dispensing equipment [Member]
Useful economic lives, minimum (in years)	7 years
Uncertain tax positions | Accounts payable and other current liabilities
Prior period reclassification adjustment				$ 19.3
Uncertain tax positions | Unrecognized tax benefits, noncurrent
Prior period reclassification adjustment				14.4
Retained earnings
Error correction and prior period adjustment			33.7	$ 33.7
United Kingdom
Interest income	$ 3.9	$ 4.4	$ 4.9
Minimum
Number of weeks in fiscal year reporting period				52
Minimum | Buildings and improvements
Useful economic lives, minimum (in years)	20 years
Minimum | Machinery and equipment
Useful economic lives, minimum (in years)	3 years
Minimum | Furniture and fixtures
Useful economic lives, minimum (in years)	3 years
Minimum | Returnable containers
Useful economic lives, minimum (in years)	2 years
Minimum | Software
Useful economic lives, minimum (in years)	3 years
Maximum
Number of weeks in fiscal year reporting period			53
Term of customer marketing commitments	5 years
Maximum | Buildings and improvements
Useful economic lives, minimum (in years)	40 years
Maximum | Machinery and equipment
Useful economic lives, minimum (in years)	25 years
Maximum | Furniture and fixtures
Useful economic lives, minimum (in years)	10 years
Maximum | Returnable containers
Useful economic lives, minimum (in years)	15 years
Maximum | Software
Useful economic lives, minimum (in years)	5 years